Parent Company Statements - Statements of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net income	$ 84,090	$ 77,227	$ 78,630
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based Compensation	1,259	850	407
Increase (decrease) in other liabilities	13,629	1,676	954
Net cash provided by operating activities	122,728	145,761	138,799
Investing activities:
Net cash used in investing activities	(280,565)	(137,115)	(228,346)
Financing activities
Payment to repurchase warrants	0	0	(2,843)
Repayment of subordinated notes	(35,250)	0	(25,000)
Treasury Stock, Value, Acquired, Cost Method	(2,355)	(843)	0
Proceeds from issuance of subordinated notes	0	0	30,000
Net cash provided by (used in) financing activities	248,506	(62,921)	133,366
Increase (decrease) in cash and cash equivalents	90,669	(54,275)	43,819
Parent Company
Net income	84,090	77,227	78,630
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed (income) losses of subsidiaries	(29,140)	(63,624)	118,566
(Decrease) increase in other assets	(1,292)	(2,215)	5,748
Increase (decrease) in other liabilities	298	(2,187)	1,724
Net cash provided by operating activities	55,215	10,051	205,075
Investing activities:
Capital contribution in subsidiary	0	(45,000)	(45,000)
Purchase of debentures receivable from subsidiaries	0	0	(115,000)
Repayment of investments in and advances to subsidiaries	32,000	101,960	52,000
Net cash used in investing activities	32,000	56,960	(108,000)
Financing activities
Cash dividends paid	(57,876)	(57,949)	(60,154)
Payment to repurchase warrants	0	0	(2,843)
Payment to repurchase preferred shares	0	0	(100,000)
Proceeds from issuance of subordinated notes	0	0	30,000
Cash payment for fractional shares	(5)	(3)	(2)
Net cash provided by (used in) financing activities	(95,486)	(58,795)	(132,999)
Increase (decrease) in cash and cash equivalents	(8,271)	8,216	(35,924)
Cash at beginning of year	106,942	98,726	134,650
Cash at end of year	98,671	106,942	98,726
Parent Company
Adjustments to reconcile net income to net cash provided by operating activities:
Compensation expense for issuance of treasury shares to directors	801	850	407
Share-based Compensation	458	0	0
Financing activities
Repayment of subordinated notes			$ 0